Equity Offerings and Sale of Series A Preferred Units - Equity Offerings, Additional Information (Details) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Nov. 09, 2017	Jun. 30, 2017	Jan. 10, 2017	Nov. 30, 2017	Jan. 31, 2017	Apr. 30, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Offerings
Repayment of credit facility	$ 43,500	$ 30,000
Net proceeds from the offering	$ 66,000		$ 54,900	$ 66,046	$ 54,900			$ (4)	$ 120,946
Limited Partner [Member] | Common Units [Member]
Equity Offerings
Partnership units sold	3,000,000		2,500,000
General Partner Unit [Member]
Equity Offerings
General partner's contribution	$ 1,200
General Partner | Partnership [Member]
Equity Offerings
General partner interest in Partnership (as a percent)	1.85%					2.00%	1.85%